Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                                     May 4, 2004

VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:  Sequoia Fund, Inc.
                   (File Nos. 2-35566 and 811-1976)

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, the text of which were filed electronically.


                                              Sincerely,



                                              /s/ Kevin M. Broadwater
                                              ------------------------
                                                  Kevin M. Broadwater





69900.0020 #482806